FORM N-SAR-U
                                 ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:     /  /   (a)

or fiscal year ending:               12/31/96  (b)

Is this a transition report?:(Y/N)      N

Is this an amendment to a
previous filing? (Y/N)                  N


Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.     Registrant Name:       First Investors  Single Payment and Periodic
                                   Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc.

     B.     File Number:           811-575

     C.     Telephone Number:      (212) 858-8000

2.   A. Street:                    95 Wall Street

     B. City:                      New York
     C. State:                     New York
     D. Zip Code:                  10005
        Zip Ext:

     E. Foreign Country:           Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)            N
                                                                         ------

4.   Is this the last filing on this form by Registrant? (Y/N)             N
                                                                         ------

5.   Is Registrant a small business  investment  company (SBIC)?
     (Y/N) [If answer is "Y" (Yes), complete only items 89
     through 110.]                                                         N
                                                                         ------

6.   Is  Registrant a unit  investment  trust  (UIT)?
     (Y/N) [If answer is "Y" (Yes), complete only items 111
     through 132.]                                                         Y
                                                                         ------

7.   A.   Is Registrant a series or multiple portfolio company?
          (Y/N) [If answer is "N" (No), go to item 8.]
                                                                         ------

     B.   How many separate  series or portfolios  did  Registrant
          have at the end of the period?
                                                                         ------

                                                         If filing more than one
                                                         Page 50, "X" box: [_]


     For period ending   12/31/96
                         --------

     File number         811-575
                         --------


123. [/]  State the total value of the additional units considered
          in answering item 122 ($000's omitted)                      $
                                                                       --------
124. [/]  State  the  total  value of  units  of prior  series that  were  placed  in the portfolios  of subsequent
          series during the current  period (the value of these
          units is to be measured on the date they were placed
          in the  subsequent  series) ($000's omitted)                $
                                                                       --------

125.[/]   State the total dollar amount of sales loads collected
          (before  reallowances to other  brokers  or  dealers)
          by  Registrant's  principal  underwriter  and  any
          underwriter  which is an affiliated person of the
          principal  underwriter  during the current  period
          solely  from the sale of units of all series of
          Registrant ($000's omitted)                                 $  225
                                                                       --------
126. Of the amount shown in item 125,  state the total  dollar amount of sales loads collected from secondary  market
     operations in Registrant's  units (include the sales  loads, if any,  collected  on  units  of a prior  series  placed
     in the portfolio of a subsequent series.) ($000's omitted)       $    0
                                                                       --------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                   Number of      Total Assets    Total Income
                                    Series           ($000's      Distributions
                                   Investing         omitted     (000's omitted)
                                   ---------      ------------   ---------------

A.   U.S. Treasury direct issue                    $                $
                                   ---------        --------         -------

B.   U.S. Government agency
                                   ---------        --------         -------

C.   State and municipal
     tax-free
                                   ---------        --------         -------

D.   Public utility debt
                                   ---------        --------         -------

E.   Brokers or dealers debt or
     debt of brokers' or
     dealers' parent
                                   ---------        --------         -------

F.   All other corporate
     intermed. & long-term
     debt
                                   ---------        --------         -------

G.   All other corporate
     short-term debt
                                   ---------        --------         -------

H.   Equity securities of
     brokers or dealers or
     parents of brokers or
     dealers
                                   ---------        --------         -------

I.   Investment company equity
     securities                        1           $  26,551        $    152
                                   ---------        --------         -------

J.   All other equity
     securities                    ---------        --------         -------

K.   Other securities              ---------        --------         -------

L.   Total assets of all
     series of registrants                         $  26,551
                                   ---------        --------         -------


                                                         If filing more than one
                                                          Page 50, "X" box: [  ]


For period ending   12/31/96
                    --------
File number         811-575
                    --------


128. [/]  Is the  timely  payment  of  principal  and
          interest  on  any of the  portfolio securities held
          by any of  Registrant's  series at the end of the
          current period insured or guaranteed by an entity
          other than the issuer? (Y/N)
                                                                         ------
                                                                         Y/N

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
          interest at the end of the current period? (Y/N)
                                                                         ------
                                                                         Y/N
          [If answer is "N" (No), go to item 131.]

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees? (Y/N)
                                                                         ------
                                                                         Y/N
          [If answer is "N" (No), go to item 131.]

131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted)                      $   109
                                                                         ------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing


811-           811-           811-           811-           811-
     -------       -------        --------       --------       --------
811-           811-           811-           811-           811-
     -------       -------        --------       --------       --------
811-           811-           811-           811-           811-
     -------       -------        --------       --------       --------

         This report is signed on behalf of the depositor in the city and State of New York on the 20th day of February, 1997.


                                             FIRST INVESTORS CORPORATION
                                             Depositor

Witness   /s/ Larry R. Lavoie                By   /s/ Marvin M. Hecker
         Larry R. Lavoie                          Marvin M. Hecker
         Secretary                                President